Taxation - Schedule of Reconciliation between Total Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation between Total Income Tax Expense [Abstract]
Weighted average statutory income tax rate	(21.00%)	(21.00%)	(21.00%)
States taxes, net of federal benefit	(4.00%)	(7.00%)	(5.00%)
Tax effect of non-deductible expenses			(4.00%)
Tax effect of tax-exempt entities	28.36%	2.00%	4.00%
Prior year true up		(5.00%)
Changes in valuation allowance	(3.36%)	31.00%	26.00%
Effect of tax amendment	(158.11%)
Effective tax rate	(158.11%)